Fair Value Measurements - Schedule of Initial Measurement Date of the Over-Allotment Option (Details)	Dec. 31, 2024	Nov. 27, 2024
Risk-free interest rate [Member]
Schedule of Initial Measurement Date of the Over-Allotment Option [Line Items]
Derivative liability, measurement input	4.4	4.76
Expected term [Member]
Schedule of Initial Measurement Date of the Over-Allotment Option [Line Items]
Derivative liability, measurement input	0.04	0.12
Expected volatility [Member]
Schedule of Initial Measurement Date of the Over-Allotment Option [Line Items]
Derivative liability, measurement input	4.91	6.23
Exercise price [Member]
Schedule of Initial Measurement Date of the Over-Allotment Option [Line Items]
Derivative liability, measurement input	10	10